Basis of Presentation and Material Accounting Policy Information - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Miners [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method	Straight-line
Depreciation period	3 years
Mining-related equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method	Straight-line
Depreciation period	5 years
Mineral assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method		[1]
Depreciation period		[1]
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method	Straight-line
Depreciation period	Shorter of the lease term and the expected life of the improvement
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method	Declining balance
Depreciation period	4.00%
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Depreciation Method	Declining balance
Depreciation period	30.00%

[1]	From the acquisition of mineral assets in 2018 until their disposal during the year ended December 31, 2023, there has been no production.